Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000084895
Shareholder Report [Line Items]
Fund Name	Toews Hedged U.S. Fund
Trading Symbol	THLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Hedged U.S. Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 61,098,961
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 490,786
InvestmentCompanyPortfolioTurnover	0.00%
C000084896
Shareholder Report [Line Items]
Fund Name	Toews Hedged Opportunity Fund
Trading Symbol	THSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Hedged Opportunity Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,325,160
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 230,226
InvestmentCompanyPortfolioTurnover	0.00%
C000103841
Shareholder Report [Line Items]
Fund Name	Toews Managed Risk Equity Fund
Trading Symbol	TMREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Managed Risk Equity Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,387,785
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 596,890
InvestmentCompanyPortfolioTurnover	0.00%
C000084894
Shareholder Report [Line Items]
Fund Name	Toews Tactical Income Fund
Trading Symbol	THHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Tactical Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/fixed-income-funds/
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 381,780,272
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 4,110,877
InvestmentCompanyPortfolioTurnover	194.00%
C000127804
Shareholder Report [Line Items]
Fund Name	Toews Unconstrained Income Fund
Trading Symbol	TUIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Unconstrained Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/fixed-income-funds/
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 42,090,977
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 365,188
InvestmentCompanyPortfolioTurnover	231.00%